Segment reporting - Summary of Loans and Deposits by Business Line (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Segment Reporting [Abstract]
Financial assets at amortized cost - Loans and advances	$ 14,448,211,657	$ 9,916,843,857
Corporate banking	2,558,562,401	1,663,867,627
Small and medium companies	4,765,305,004	3,677,924,356
Retail	7,124,344,252	4,575,051,874
Other assets	10,960,179,651	9,446,889,213
TOTAL ASSETS	25,408,391,308	19,363,733,070
Financial liabilities at amortized cost – Deposits	17,205,076,066	13,062,299,276
Corporate banking	6,755,150,134	4,398,896,838
Small and medium companies	1,708,180,677	2,027,506,615
Retail	8,741,745,255	6,635,895,823
Other liabilities	4,659,961,369	2,860,363,758
TOTAL LIABILITIES	$ 21,865,037,435	$ 15,922,663,034